Net Trading Income	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Net Trading Income
29	NET TRADING INCOME
Net trading income for the fiscal years ended March 31, 2024, 2023 and 2022 consisted of the following:

	For the fiscal year ended March 31,
	2024	2023	2022

	(In millions)
Interest rate	¥179,954	¥351,815	¥74,828
Foreign exchange	148,064	317,203	186,146
Equity	26,626	(40,691)	22,216
Credit	(4,668)	(3,902)	(1,812)
Others	(456)	1,618	(1,039)

Total net trading income	¥349,520	¥626,043	¥280,339

Net trading income is presented primarily by instrument type. It includes income and losses from trading assets and liabilities, and derivative financial instruments.